Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.16538%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$234,417.00

Principal:
Principal Collections	$6,462,772.21
Prepayments in Full	$2,127,917.04
Liquidation Proceeds	$97,957.24
Recoveries	$45,923.58
Sub Total	$8,734,570.07
Collections	$8,968,987.07

Purchase Amounts:
Purchase Amounts Related to Principal	$62,991.03
Purchase Amounts Related to Interest	$172.30
Sub Total	$63,163.33

Clean-up Call	$105,643,324.19

Reserve Account Draw Amount	$5,720,820.87

Available Funds - Total	$120,396,295.46

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	47
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$120,396,295.46
Servicing Fee	$95,483.69	$95,483.69	$0.00	$0.00	$120,300,811.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$120,300,811.77
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$120,300,811.77
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$120,300,811.77
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$120,300,811.77
Interest - Class A-4 Notes	$44,510.68	$44,510.68	$0.00	$0.00	$120,256,301.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$120,256,301.09
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$120,205,246.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$120,205,246.76
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$120,166,830.51
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$120,166,830.51
Regular Principal Payment	$86,013,007.82	$86,013,007.82	$0.00	$0.00	$34,153,822.69
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,153,822.69
Residual Released to Depositor	$0.00	$34,153,822.69	$0.00	$0.00	$0.00
Total		$120,396,295.46

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$86,013,007.82
Total					$86,013,007.82
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$33,383,007.82	$324.80	$44,510.68	$0.43	$33,427,518.50	$325.23
Class B Notes	$31,580,000.00	$1,000.00	$51,054.33	$1.62	$31,631,054.33	$1,001.62
Class C Notes	$21,050,000.00	$1,000.00	$38,416.25	$1.83	$21,088,416.25	$1,001.83
Total	$86,013,007.82	$81.71	$133,981.26	$0.13	$86,146,989.08	$81.84

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$33,383,007.82	0.3248006	$0.00	0.0000000
Class B Notes	$31,580,000.00	1.0000000	$0.00	0.0000000
Class C Notes	$21,050,000.00	1.0000000	$0.00	0.0000000
Total	$86,013,007.82	0.0817140	$0.00	0.0000000

Pool Information
Weighted Average APR	2.588%	2.584%
Weighted Average Remaining Term	20.31	19.58
Number of Receivables Outstanding	14,224	13,660
Pool Balance	$114,580,425.95	$105,643,324.19
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$107,065,198.75	$98,840,750.65
Pool Factor	0.1001433	0.0923323

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$0.00
Targeted Credit Enhancement Amount	$0.00
Yield Supplement Overcollateralization Amount	$6,802,573.54
Targeted Overcollateralization Amount	$27,854,764.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$105,643,324.19

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$5,720,820.87
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(5,720,820.87)
Specified Reserve Balance	$0.00

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	47
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$185,464.24
(Recoveries)		105	$45,923.58
Net Loss for Current Collection Period			$139,540.66
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.4614%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.1760%
Second Prior Collection Period			(0.0389)%
Prior Collection Period			0.4232%
Current Collection Period			1.5207%
Four Month Average (Current and Prior Three Collection Periods)			0.7703%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3271	$11,892,671.81
(Cumulative Recoveries)			$2,537,609.97
Cumulative Net Loss for All Collection Periods			$9,355,061.84
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8176%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,635.79
Average Net Loss for Receivables that have experienced a Realized Loss			$2,860.00

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.63%	251	$2,778,747.19
61-90 Days Delinquent	0.36%	31	$383,552.62
91-120 Days Delinquent	0.01%	1	$7,302.96
Over 120 Days Delinquent	0.47%	36	$500,614.33
Total Delinquent Receivables	3.47%	319	$3,670,217.10

Repossession Inventory:
Repossessed in the Current Collection Period		9	$133,673.89
Total Repossessed Inventory		10	$142,396.57

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4303%
Prior Collection Period			0.4218%
Current Collection Period			0.4978%
Three Month Average			0.4500%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.8438%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	47

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer